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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended DECEMBER 31, 2001.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


If amended report check here: [_]


     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     40 Fulton Street, 24th Floor, New York, New York  10038
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 587-2900
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 14TH day of FEBRUARY, 2002.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 51
Form 13F-HR Information Table Value Total: $87,819,925.00

Deutsche Bank
ACCOUNT HOLDINGS
CRAMER,  BERKOWITZ PARTNERS L.P.
CRAMER, BERKOWITZ PARTNERS L.P./106-01476
December 31, 2001

                                                                        Market
Date                Cusip            Security                           Value
------------        ------------     ------------------------------     --------
COMMON STOCK
------------
12-26-01            04033V104        ARIBA INC                           1232000
12-18-01            055921100        BMC SOFTWARE INC                    3274000
12-26-01            111621108        BROCADE COMMUNICATIONS              4968000
12-19-01            15101Q108        CELESTICA INC.                      5048750
12-31-01            191216100        COCA COLA CO                        3536250
12-13-01            204493100        COMPAQ COMPUTER CORP                2928000
12-28-01            278642103        EBAY INC                            3345000
12-19-01            268648102        EMC CORP-MASS                      13440000
12-11-01            45678T102        INFOSPACE.COM                        512500
12-27-01            458140100        INTEL CORP                          7862500
12-28-01            459200101        INTL BUSINESS MACHINES CORP         6048000
12-31-01            501242101        KULICKE & SOFFA INDUSTRIES           857500
12-31-01            549463107        LUCENT TECHNOLOGIES INC             1258000
12-28-01            595112103        MICRON TECHNOLOGY INC               4650000
12-19-01            696642107        PALM INC                            2134000
12-28-01            712713106        PEOPLESOFT INC                      4020000
12-28-01            834182107        SOLECTRON CORPORATION                564000
12-28-01            866810104        SUN MICROSYSTEMS INC                1542500
11-09-99            88368Q103        THE STREET.COM INC                   468992
10-30-95            902673102        UFP TECHNOLOGIES INC                 181900
12-27-01            923436109        VERITAS SOFTWARE CORP               8964000
05-19-00            88368Q103        THE STREET.COM INC                    81408

                                                                        76917300

LONG PUTS
---------
12-27-01            CCRMI            PUT  COUNTRYWIDE  JAN 045 PBW        217500
12-21-01            JPMMG            PUT  J P MORGAN C JAN 035            180000
12-31-01            QQQMM            PUT  NASDAQ 100   JAN 039            285000
12-21-01            PMMW             PUT  POLYMEDICA   JAN17.50PSE        215000
12-31-01            TIFMG            PUT  TIFFANY & CO JAN 035            190000
12-24-01            AMRME            PUT AMR CORP-DEL JAN 25              450000
12-27-01            ANNOG            PUT ANNTAYLOR STORES CORP MAR 35     277500
12-13-01            AVTME            PUT AVNET INC JAN 25                  75000
12-24-01            QGANH            PUT CSG SYS INTL FEB 40              171000
12-28-01            EMRML            PUT EMERSON ELECTRIC CO JAN 60       595000
12-12-01            WMBMX            PUT WILLIAMS CO  JAN22.50             34375

                                                                         2690375

LONG CALLS
----------
12-20-01            CLSAH            CALL CELESTICA INC JAN 40            397500
12-10-01            CYQAD            CALL CISCO SYSTEM JAN 020            206250
12-19-01            CAW              CALL CITIGROUP    JAN47.50           345000
12-10-01            CXQAB            CALL COMPAQ COMP  JAN 010            997500
12-21-01            CXQAU            CALL COMPAQ COMP  JAN 7.50           568750
12-28-01            EMCAC            CALL EMC CORP     JAN 015            300000
12-19-01            EMCAV            CALL EMC CORP     JAN12.50          1032500
12-19-01            GTXAU            CALL GATEWAY INC  JAN 7.50           393750
12-13-01            HALAT            CALL HALLIBURTON  JAN12.50           292500
12-28-01            HALBT            CALL HALLIBURTON CO FEB 12.5         720000
12-20-01            INQAF            CALL INTEL CORP   JAN 030           1012500
12-26-01            UFHAG            CALL INTERSIL HLDG CORP JAN 35       165000
12-18-01            MSQAN            CALL MICROSOFT CP JAN 070            337500
12-27-01            QQQAN            CALL NASDAQ 100   JAN 040             95000
12-27-01            SWQAB            CALL SANDISK CORP JAN 10             227500
12-26-01            ERQAK            CALL SEPRACOR INC JAN 55             143500
12-19-01            SUQAB            CALL SUN MICROSYS JAN 010            742500
12-05-01            DISAD            CALL WALT DISNEY  JAN 020            235000

                                                                         8212250